Condensed Consolidated Statements of Cash Flow (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Cash flow generated by (used in) Operating activities
Net loss for the period	$ (2,545)	$ (3,400)	$ (5,467)	$ (9,771)
Adjustments for non-cash items:
Depletion and amortization	1,900	686	3,824	2,009
Income tax expense (recovery)	22	(6)	(8)	839
Share-based compensation	362	1,005	1,127	1,141
Interest and accretion expense	1,029	192	1,768	447
Unrealized (gain) loss on currency hedges		(818)	21	1,019
Loss on disposal of mineral rights				188
Unrealized loss (gain) on marketable securities and purchase warrants	262	(1,702)	805	(1,683)
Discount on shares issued to settle payables		74		74
Taxes paid	(71)	(69)	(169)	(148)
Operating cash flows before changes in working capital	959	(4,038)	1,901	(5,885)
Changes in non-cash working capital
Trade receivables	(538)	664	(10)	2,278
VAT recoverable	535	(683)	1,127	(679)
Inventories	(55)	(582)	(652)	(348)
Other assets	(952)	453	(1,122)	373
Trade and other payables	2,469	2,046	556	2,130
VAT payable	(948)	250	(1,155)	345
Net cash generated by (used in) operating activities	1,470	(1,890)	645	(1,786)
Investing activities
Purchase of property, plant and equipment	(2,630)	(611)	(3,514)	(3,642)
Purchase of mineral rights			(75)
Transaction costs paid on acquisition of Otis Gold Corp.		(1,723)		(1,723)
Payments received under earn-in agreement			75
Loan to Otis Gold Corp., net of cash received on acquisition		51		(304)
Net cash used in investing activities	(2,630)	(2,283)	(3,514)	(5,669)
Financing activities
Proceeds from Credit Facility				5,871
Proceeds from options and warrants exercised	18	124	36	124
Lease payments	(88)	(17)	(211)	(99)
Interest paid	(11)	(275)	(26)	(283)
Net cash (used in) from financing activities	(81)	(168)	(201)	5,613
Effect of exchange rate changes on cash and cash equivalents	216	(466)	166	(867)
Change in cash and cash equivalents	(1,025)	(4,807)	(2,904)	(2,709)
Cash and cash equivalents - Beginning of the period	6,501	8,442	8,380	6,344
Cash and cash equivalents - End of the period	$ 5,476	$ 3,635	$ 5,476	$ 3,635